Computation of Basic and Diluted Net Income per Share Attributable to Ordinary Shareholders (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computation of Earnings Per Share [Line Items]
Net income attributable to ordinary shareholders-basic and diluted	$ 72,406,504	$ 51,435,171	$ 22,826,454
Weighted average number of ordinary shares outstanding-basic	27,873,501	27,480,150	27,751,335
Weighted average number of ordinary shares outstanding-diluted	28,227,823	28,008,386	28,073,731
Basic net income per share	$ 2.60	$ 1.87	$ 0.82
Diluted net income per share	$ 2.57	$ 1.84	$ 0.81
Stock Options
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	178,203	229,339	249,756
Restricted Stock
Computation of Earnings Per Share [Line Items]
Additional shares included in the calculation of diluted EPS	176,119	298,897	72,640